2. INVENTORIES	9 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

2.	INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) and net realizable value and consisted of the following:

	March 31, 2020	June 30, 2019
Raw Materials	$651,939	$578,856
Work-In-Progress	743,100	409,019
Finished Goods	772,484	746,729
Total Inventories	$2,167,523	$1,734,604